Submission	May 30, 2026
Submission [Line Items]
Central Index Key	0000788611
Registrant Name	NextTrip, Inc.
Registration File Number	333-296201
Form Type	S-3
Submission Type	S-3/A
Fee Exhibit Type	EX-FILING FEES